Revenue - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Impairment losses on trade receivables arising from contracts with customers	R$ 34,684	R$ 17,392	R$ 9,588